Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Non-current Asset Held for Sale and Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations
On March 31, 2021, the goodwill balance was deemed to have been disposed of as part of the disposal group from an accounting perspective. As a result, the Company recognized a loss of $84,427 for the three months ended March 31, 2021, mainly attributable to the derecognition of goodwill as described below.

(in thousands of U.S. dollars)	March 31, 2021

Total consideration	$431,583
Net asset value on disposition	(431,583)
Transaction costs	(3,285)
Derecognition of goodwill and other assets	(81,142)
Loss on sale	$(84,427)
The table below presents the carrying values of the net assets of the disposal group at the date of sale.

(in thousands of U.S. dollars)	March 31, 2021

Net assets
Rental properties	$1,333,406
Goodwill	79,112
Cash and restricted cash	18,553
Net working capital and other	(10,001)
Long-term debt	(800,450)
Net assets of U.S. multi-family rental	620,620
Derecognition of goodwill	(79,112)
Rental properties marked to market on disposition	(2,030)
Net assets value available for sale	539,478
Net assets retained by the Company at 20%	(107,895)
Net assets value for disposition	$431,583

The profit or loss of the discontinued operations was as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Net operating income from multi-family rental properties	$16,224	$65,438

Interest expense	(7,845)	(33,464)
Other expenses	(1,176)	(7,067)
Fair value loss on rental properties	—	(22,535)
Loss on sale	(84,427)	—
(Loss) income before income taxes from discontinued operations	$(77,224)	$2,372
Income tax (expense) recovery - current	(46,502)	5
Income tax recovery - deferred	56,164	1,399
Net (loss) income from discontinued operations	$(67,562)	$3,776

The table below provides a summary of the Company's cash flows attributed to the discontinued operations.

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Net cash (used in) provided by operating activities from discontinued operations	$(2,593)	$22,912
Net cash provided by (used in) investing activities from discontinued operations	421,774	(6,562)
Net cash used in financing activities from discontinued operations(1)	(102,849)	(7,705)
Change in cash during the year from discontinued operations	$316,332	$8,645
(1) Includes repayments of the U.S. multi-family credit facility totaling $109,890 for the year ended December 31, 2021 (2020 - $6,000), net of changes in the restricted cash balance.